COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2013, 2014 and 2015 were $3,449,577, $3,905,147 and $4,285,832, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending

2016	$3,872,536
2017	1,688,411
2018	913,832
2019	612,526

(b) Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements are approximately as follows:

Year ending

2016	$1,557,290
2017	1,044,133
2018	106,926
2019	173
2020 and thereafter	-

(c)	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $4,910,109 may reasonably be possible to arise had the gross revenue been used for sales tax calculations as of December 31, 2015.